Other income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Other income.
Insurance claims	$ 70	$ 35	$ 1,686	$ 5,437
Other income		21	2,521	1,675
Total other income	$ 70	$ 56	$ 4,207	$ 7,112